N-2	12 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001635977
Amendment Flag	true
Amendment Description	Explanatory Note The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2022, originally filed with the Securities and Exchange Commission on December 8, 2022 (Accession Number 0001104659-22-125461), for the purpose of including Items 4(i) and 4(j) on page 4; updating Item 11(b) on page 5 to reference the entire period covered by the report; and updating the certifications in Exhibits 1 and 2 of Item 13 to address the entire period covered by the report. Items 1 through 3, Items 5 through 10 and Items 12 through 13 (excluding Items 13(a)(2) and 13(b)) to the Amendment are incorporated by reference from the Original Filing.
Document Type	N-CSR/A
Entity Registrant Name	Tekla World Healthcare Fund